VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

VOYA VARIABLE FUNDS

Voya Growth and Income Portfolio

VOYA VARIABLE PORTFOLIOS, INC.

Voya Small Company Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated August 15, 2025

to the Portfolios’ current Summary Prospectuses and Prospectuses, each dated May 1, 2025, as supplemented

(each a “Prospectus” and collectively, the “Prospectuses”)

Effective August 31, 2025: (1) Gareth Shepherd, Ph.D., CFA will no longer serve as a portfolio manager for Voya Small Company Portfolio (“Small Company Portfolio”); (2) Vincent Costa, CFA will no longer serve as a portfolio manager for the Portfolios; and (3) Sanne V. de Boer, Ph.D., CFA and Kai Yee Wong will be added as portfolio managers for Small Company Portfolio.

Effective August 31, 2025, the Prospectuses are revised as follows:

1.All references to Gareth Shepherd, Ph.D., CFA as a portfolio manager for Small Company Portfolio are hereby deleted in their entirety.

2.All references to Vincent Costa, CFA as a portfolio manager for the Portfolios are hereby deleted in their entirety.

Voya Growth and Income Portfolio and Voya Large Cap Value Portfolio

3.The sub-section of the Prospectuses entitled “Portfolio Management – Portfolio Managers” in the Portfolios’ Summary Sections is deleted in its entirety and replaced with the following:

Portfolio Managers
James Dorment, CFA	Gregory Wachsman, CFA
Portfolio Manager (since 12/15)	Portfolio Manager (since 05/21)
Small Company Portfolio

4.The section of the Prospectus entitled “Portfolio Management” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser Voya Investments, LLC

Sub-Adviser

Voya Investment Management Co. LLC

Portfolio Managers

Russell Shtern, CFA	Kai Yee Wong
Portfolio Manager (since 07/22)	Portfolio Manager (since 08/25)
Sub-Sub-Adviser
Voya Investment Management (UK) Limited
1

Portfolio Manager

Sanne V. de Boer, Ph.D., CFA

Portfolio Manager (since 08/25)

Small Company Portfolio

5.The table in the sub-section of the Prospectus entitled “Management of the Portfolios – Portfolio Management” is amended to: (1) include information for Mr. de Boer; and (2) include Small Company Portfolio in the line item for Ms. Wong:

Portfolio	Investment	Portfolio	Professional Experience
Manager	Adviser or Sub-
Adviser
Sanne V. de	Voya UK	Voya Small Company	Mr. de Boer, Portfolio Manager,
Boer, Ph.D.,		Portfolio	managing director and head of
CFA			systematic equities at Voya UK,
joined Voya UK in 2019 and is
responsible for overseeing the firm’s
quantitative equity research agenda.
Previously at Voya IM (2019-2023),
he was director of quantitative equity.
Prior to joining Voya IM, he was a
senior research analyst for
quantitative strategies for Invesco
(2017-2019). Prior to that, he was a
research analyst for global
quantitative equities at QS and before
that he was with ING Investment
Management, Voya’s predecessor
firm.
Kai Yee Wong	Voya IM	Voya Global High	Ms.Wong, Portfolio Manager, joined
		Dividend Low	Voya IM in 2012 and is responsible
		Volatility Portfolio	for the portfolio management of
		Voya Index Plus LargeCap	the index, active quantitative, and
		Portfolio	smart beta strategies. Prior to that, she
		Voya Index Plus MidCap	worked as a senior equity portfolio
		Portfolio	manager at Northern Trust (2003-
		Voya Index Plus SmallCap	2009) where she was responsible for
		Portfolio	managing various global indices,
		Voya Small Company	including developed, emerging, real
		Portfolio	estate, Topix, and socially responsible
benchmarks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

VOYA VARIABLE FUNDS

Voya Growth and Income Portfolio

VOYA VARIABLE PORTFOLIOS, INC.

Voya Small Company Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated August 15, 2025

to the Portfolios’ current

Statements of Additional Information, each dated May 1, 2025, as supplemented

(each an “SAI” and together, the “SAIs”)

Effective August 31, 2025: (1) Gareth Shepherd, Ph.D., CFA will no longer serve as a portfolio manager for Voya Small Company Portfolio (“Small Company Portfolio”); (2) Vincent Costa, CFA will no longer serve as a portfolio manager for the Portfolios; and (3) Sanne V. de Boer, Ph.D., CFA and Kai Yee Wong will be added as portfolio managers for Small Company Portfolio.

Effective August 31, 2025, the SAIs are revised as follows:

1.All references to Gareth Shepherd, Ph.D., CFA as a portfolio manager for Small Company Portfolio are hereby deleted in their entirety.

2.All references to Vincent Costa, CFA as a portfolio manager for the Portfolios are hereby deleted in their entirety.

Small Company Portfolio

3.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to: (1) include information for Mr. de Boer; and (2) replace the line item with respect to Ms. Wong in its entirety:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Sanne V. de	Voya Small	0	$0	0	$0	0	$0
Boer, Ph.D.,	Company Portfolio
CFA2
Kai Yee	Voya Global High	30	$23,754,770,136	0	$0	3	$468,370,197
Wong2	Dividend Low
Volatility Portfolio
Voya Index Plus
LargeCap Portfolio
Voya Index Plus
MidCap Portfolio
Voya Index Plus
SmallCap Portfolio

1

Voya Small Company

Portfolio

2 As of June 30, 2025.

4.  The line item with respect to Small Company Portfolio in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Small Company Portfolio	Sanne V. de Boer Ph.D., CFA;	Russell 2000® Index
Russell Shtern, CFA; and Kai Yee
Wong

5.   The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of

Securities” is amended to: (1) include information for Mr. de Boer; and (2) replace the line item with respect to Ms. Wong in its entirety:

Portfolio	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
Manager	Sub-Adviser	Portfolio Manager	Shares Owned
Sanne V. de Boer,	Voya IM	Voya Small Company	None
Ph.D., CFA1		Portfolio
Kai Yee Wong1	Voya IM	Voya Global High	None
Dividend Low Volatility
Portfolio
		Voya Index Plus	None
LargeCap Portfolio

		Voya Index Plus MidCap	None
Portfolio

		Voya Index Plus	None
SmallCap
Portfolio
		Voya Small Company	None
Portfolio

1 As of June 30, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE